UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21978
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Pioneer Series Trust VI
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2011 to June 30, 2012

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Series Trust VI

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., President

Date  August 20, 2012
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========================== Pioneer Floating Rate Fund ==========================

LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 16, 2012   Meeting Type: Annual
Record Date:  MAR 30, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Thomas P. Capo           For       For          Management
2     Elect Director Jonathan F. Foster       For       For          Management
3     Elect Director Conrad L. Mallett, Jr.   For       For          Management
4     Elect Director Donald L. Runkle         For       For          Management
5     Elect Director Matthew J. Simoncini     For       For          Management
6     Elect Director Gregory C. Smith         For       Against      Management
7     Elect Director Henry D. G. Wallace      For       For          Management
8     Ratify Auditors                         For       For          Management
9     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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SEVAN MARINE ASA

Ticker:       SEVAN          Security ID:  R776D4AD5
Meeting Date: AUG 05, 2011   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Concent to Board's Proposals Regarding  For       For          Management
      Restructuring of Loans

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SEVAN MARINE ASA

Ticker:       SEVAN          Security ID:  R776D4AD5
Meeting Date: NOV 10, 2011   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Approve Proposals and Specific          For       For          Management
      Resolutions

===================== Pioneer Multi-Asset Real Return Fund =====================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

========== END NPX REPORT